Segmented information	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Segmented information	Segmented information
Our results are reported in two segments: Bell Communication and Technology Services (Bell CTS) and Bell Media. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance.
The following tables present financial information by segment for the three month periods ended June 30, 2024 and 2023.

For the three month period ended June 30, 2024	Note	Bell CTS	Bell Media	Intersegment eliminations	BCE
Operating revenues
External service revenues		4,578	730	—	5,308
Inter-segment service revenues		8	82	(90)	—
Operating service revenues		4,586	812	(90)	5,308
External/Operating product revenues		697	—	—	697
Total external revenues		5,275	730	—	6,005
Total inter-segment revenues		8	82	(90)	—
Total operating revenues		5,283	812	(90)	6,005
Operating costs	5	(2,804)	(594)	90	(3,308)
Adjusted EBITDA (1)		2,479	218	—	2,697
Severance, acquisition and other costs	6				(22)
Depreciation and amortization					(1,270)
Finance costs
Interest expense					(426)
Net return on post-employment benefit plans	12				17
Impairment of assets	7				(60)
Other expense	8				(101)
Income taxes					(231)
Net earnings					604
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

For the three month period ended June 30, 2023	Note	Bell CTS	Bell Media	Intersegment eliminations	BCE
Operating revenues
External service revenues		4,584	719	—	5,303
Inter-segment service revenues		7	86	(93)	—
Operating service revenues		4,591	805	(93)	5,303
External/Operating product revenues		763	—	—	763
Total external revenues		5,347	719	—	6,066
Total inter-segment revenues		7	86	(93)	—
Total operating revenues		5,354	805	(93)	6,066
Operating costs	5	(2,923)	(591)	93	(3,421)
Adjusted EBITDA (1)		2,431	214	—	2,645
Severance, acquisition and other costs	6				(100)
Depreciation and amortization					(1,232)
Finance costs
Interest expense					(359)
Net return on post-employment benefit plans	12				27
Impairment of assets	7				—
Other expense	8				(311)
Income taxes					(273)
Net earnings					397
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
The following tables present financial information by segment for the six month periods ended June 30, 2024 and 2023.

For the six month period ended June 30, 2024	Note	Bell CTS	Bell Media	Intersegment eliminations	BCE
Operating revenues
External service revenues		9,128	1,372	—	10,500
Inter-segment service revenues		14	165	(179)	—
Operating service revenues		9,142	1,537	(179)	10,500
External/Operating product revenues		1,516	—	—	1,516
Total external revenues		10,644	1,372	—	12,016
Total inter-segment revenues		14	165	(179)	—
Total operating revenues		10,658	1,537	(179)	12,016
Operating costs	5	(5,731)	(1,202)	179	(6,754)
Adjusted EBITDA (1)		4,927	335	—	5,262
Severance, acquisition and other costs	6				(251)
Depreciation and amortization					(2,532)
Finance costs
Interest expense					(842)
Net return on post-employment benefit plans	12				33
Impairment of assets	7				(73)
Other expense	8				(139)
Income taxes					(397)
Net earnings					1,061
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

For the six month period ended June 30, 2023	Note	Bell CTS	Bell Media	Intersegment eliminations	BCE
Operating revenues
External service revenues		9,112	1,413	—	10,525
Inter-segment service revenues		14	172	(186)	—
Operating service revenues		9,126	1,585	(186)	10,525
External/Operating product revenues		1,595	—	—	1,595
Total external revenues		10,707	1,413	—	12,120
Total inter-segment revenues		14	172	(186)	—
Total operating revenues		10,721	1,585	(186)	12,120
Operating costs	5	(5,884)	(1,239)	186	(6,937)
Adjusted EBITDA (1)		4,837	346	—	5,183
Severance, acquisition and other costs	6				(149)
Depreciation and amortization					(2,433)
Finance costs
Interest expense					(703)
Net return on post-employment benefit plans	12				54
Impairment of assets	7				(34)
Other expense	8				(190)
Income taxes					(543)
Net earnings					1,185
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
Revenues by services and products

	Three months		Six months
For the period ended June 30	2024	2023	2024	2023
Services(1)
Wireless	1,788	1,766	3,562	3,489
Wireline data	2,034	2,021	4,046	4,022
Wireline voice	677	722	1,360	1,448
Media	730	719	1,372	1,413
Other wireline services	79	75	160	153
Total services	5,308	5,303	10,500	10,525
Products(2)
Wireless	568	626	1,252	1,252
Wireline	129	137	264	343
Total products	697	763	1,516	1,595
Total operating revenues	6,005	6,066	12,016	12,120
(1)Our service revenues are generally recognized over time.
(2)Our product revenues are generally recognized at a point in time.